Consolidated statements of cash flows - CNY (¥)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities
Cash generated from operations	¥ 2,084,952,000	¥ 1,636,392,000	¥ 1,111,031,000
Income tax paid	(418,922,000)	(230,130,000)	(194,711,000)
Net cash from operating activities	1,666,030,000	1,406,262,000	916,320,000
Cash flows from investing activities
Payment for purchases of property, plant, equipment and intangible assets	(174,147,000)	(290,108,000)	(180,279,000)
Payment for acquisition of land use right		(944,099,000)
Proceeds from disposal of property, plant and equipment and intangible assets	5,224,000	351,000	4,323,000
Refund of prepayments	200,000,000
Payments for purchases of other investments	(7,880,763,000)	(12,627,323,000)	(28,887,790,000)
Proceeds from disposal of other investments	7,808,395,000	12,525,477,000	28,787,790,000
Placement of term deposits	(761,371,000)	(236,878,000)
Release of term deposits	316,542,000
Interest income	145,225,000	66,344,000	40,433,000
Investment income from other investments	42,921,000	63,801,000	66,837,000
Proceeds from repayment from related parties			14,713,000
Payments for investment in an equity-accounted investee			(356,000,000)
Acquisition of a subsidiary, net of cash acquired	4,568,000	(683,483,000)	(8,824,000)
Net cash used in investing activities	(293,406,000)	(2,125,918,000)	(518,797,000)
Cash flows from financing activities
Proceeds from initial public offering and exercise of the over-allotment option, net of underwriting commissions and other issuance costs			4,178,860,000
Proceeds from Hong Kong public offering and exercise of the over-allotment option, net of underwriting commissions and other issuance costs	469,683,000
Proceeds from capital injection from shareholders, subscription of restricted shares, restricted share units and exercise of options	382,000	589,000	2,795,000
Proceeds from loans and borrowings			313,000
Repayment of loans and borrowings	(206,000)	(5,295,000)	(416,588,000)
Repayment to the controlling shareholder			(11,946,000)
Payment of capital element and interest element of lease liabilities	(346,008,000)	(317,017,000)	(215,762,000)
Payments of repurchase of shares	(32,711,000)	(82,160,000)
Prepayments for repurchase of shares	(3,693,000)	(3,375,000)
Interests paid		(1,000,000)	(1,488,000)
Dividends paid	(370,787,000)	(306,255,000)
Payments of listing expenses relating to Hong Kong public offering	(42,616,000)	(19,046,000)
Net cash from/(used in) financing activities	(325,956,000)	(733,559,000)	3,536,184,000
Net increase/(decrease) in cash and cash equivalents	1,046,668,000	(1,453,215,000)	3,933,707,000
Cash and cash equivalents at the beginning of the year	5,348,492,000	6,771,653,000	2,853,980,000
Effect of movements in exchange rates on cash held	94,053,000	30,054,000	(16,034,000)
Cash and cash equivalents at the end of the year	¥ 6,489,213,000	¥ 5,348,492,000	¥ 6,771,653,000